Income Taxes - Schedule of Income Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States					$ (231,133)	$ (135,457)
International					0	0
Loss before income taxes	$ (133,412)	$ (40,790)	$ (257,283)	$ (147,014)	$ (231,133)	$ (135,457)